SHAREHOLDERS' EQUITY (Summary Of Employee Options Activity) (Details) - Employee Stock Option [Member] - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Number of options
Outstanding, balance	8,198,154
Granted	1,258,302
Exercised	(1,761,534)
Forfeited	(31,609)
Outstanding, balance	7,663,313	8,198,154
Exercisable options at the end of the year	5,110,726
Options vested and expected to vest at the end of the year	7,536,284
Weighted average exercise price
Outstanding, weighted average exercise price	$ 16.65
Granted, weighted average exercise price	68.25
Exercised, weighted average exercise price	13.29
Forfeited, weighted average exercise price	38.79
Outstanding, weighted average exercise price	25.81	$ 16.65
Exercisable, weighted average exercise price	14.20
Options vested and expected to vest at the end of the year	$ 25.30
Additional Disclosures
Outstanding, weighted average remaining contractual term	5 years 10 months 28 days	6 years 3 months 8 days
Exercisable, weighted average remaining contractual term	4 years 9 months 29 days
Options vested and expected to vest, weighted average remaining contractual term	5 years 10 months 14 days
Outstanding at the beginning of the year, aggregate intrinsic value	$ 496,978	$ 337,517
Exercisable, aggregate intrinsic value	389,208
Options vested and expected to vest at the end of the year, aggregate intrinsic value	$ 492,396